EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EQUITY
Reserve of exchange differences on translation	$ (339,076,340)	$ (306,674,528)	$ (237,077,572)
Movement in foreign currency translation reserve	(32,401,812)	(69,596,956)	(68,333,217)
Brazil
EQUITY
Reserve of exchange differences on translation	(102,922,548)	(99,990,343)	(90,156,924)
Movement in foreign currency translation reserve	15,386,079	(10,313,069)	(32,963,533)
Argentina
EQUITY
Reserve of exchange differences on translation	(246,415,922)	(201,118,180)	(128,348,112)
Movement in foreign currency translation reserve	(45,297,742)	(72,770,068)	(19,961,899)
Paraguay
EQUITY
Reserve of exchange differences on translation	6,133,700	8,623,849	(4,862,332)
Movement in foreign currency translation reserve	(2,490,149)	13,486,181	(15,407,785)
Chile
EQUITY
Reserve of exchange differences on translation	$ 4,128,430	$ (14,189,854)	$ (13,710,204)